Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Class of Stock [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following represents assets that are recorded at carrying value which equals fair value:

	June 30, 2018		December 31, 2017
	Carrying Amount $	Fair Value $	Carrying Amount $	Fair Value $	Fair Value Levels	Reference

Cash	15,069,942	15,069,942	28,106,671	28,106,671	1	Note 2
Restricted cash	521,408	521,408	142,235	142,235	1	Note 2

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	June 30,	December 31,
	2018	2017
RPC options	2,288,361	5,081,335
Liabilities related to stock options	$2,288,361	$5,081,335

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities related to stock options and warrants
Balance at December 31, 2016	$7,662,808

Changes in values of liabilities related to options and warrants	(2,667,788)

Balance at June 30, 2017	$4,995,020

Fair value of liabilities related to stock options and warrants
Balance at December 31, 2017	$5,081,335

Changes in values of liabilities related to options and warrants	(2,792,974)

Balance at June 30, 2018	$2,288,361